Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.	Long-term Debt

Term Loans		Original	December 31,	Movement in 2013		December 31,
Issue Date	Maturity Date	amount	2012	Additions	Repayments	2013
December 5, 2005	May 30, 2016	100,067,500	40,421,883	-	(6,409,852)	34,012,031
May 17, 2006	May 9, 2016	79,850,000	22,500,000	-	(4,000,000)	18,500,000
June 6, 2006	June 28, 2016	6,580,000	2,710,960	-	(473,760)	2,237,200
June 21, 2007	December 21, 2017	49,875,000	30,845,014	-	(4,401,000)	26,444,014
February 12, 2008	February 19, 2020	40,250,000	26,875,000	-	(2,500,000)	24,375,000
July 30, 2008	November 4, 2020	33,240,000	25,484,000	-	(1,939,000)	23,545,000
Octrober 9, 2008	Octrober 9, 2020	29,437,000	10,210,000	-	(780,000)	9,430,000
January 30, 2009	July 20, 2016	45,000,000	37,350,000	-	(3,400,000)	33,950,000
February 18, 2009	July 5, 2014	32,200,000	23,616,259	-	(2,514,164)	21,102,095
February 19, 2009	July 14, 2019	29,250,000	22,080,000	-	(1,560,000)	20,520,000
June 25, 2009	July 2, 2014	26,700,000	17,434,196	-	(2,155,268)	15,278,928
February 1, 2011	September 1, 2018	49,400,000	44,450,000	-	(3,300,000)	41,150,000
March 1, 2011	June 20, 2020	43,250,000	41,375,000	-	(3,000,000)	38,375,000
September 23, 2013	December 31, 2020	45,212,500	-	45,212,500	(1,263,146)	43,949,354
Total			345,352,312	45,212,500	(37,696,190)	352,868,622
Current portion of long-term debt			35,787,544			41,263,165
Long term debt			309,564,768			311,605,457

On March 1, 2011, the Company entered into a term loan with a bank to partially finance the acquisition of the two under construction LPG carriers, Gas Esco and Gas Husky. The term loan was drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $21,750,000 was drawn down on January 12, 2012 and the second tranche of $21,500,000 was drawn down on June 21, 2012.

On February 29, 2012, an amount of $791,823 was repaid on the Company’s term loan dated May 17, 2006 from the proceeds of the sale of its vessel Gas Tiny (Note 6).

On May 10, 2012, an amount of $12,826,919 was repaid on the Company’s term loan dated October 9, 2008 from the proceeds of the sale of its vessel “Gas Kalogeros” (Note 6).

On September 23, 2013, the Company entered into a term loan with a bank to partially finance the acquisition of the five LPG carriers, named “Gas Enchanted”, “Gas Alice”, “Gas Inspiration”, “Gas Ethereal” and “Sakura Symphony”, respectively, by five of the Company’s wholly owned subsidiaries. The term loan was drawn down in two tranches. The first tranche amounting to $36,762,500 was drawn down on September 30, 2013 and the second tranche amounting to $8,450,000 was drawn down on October 25, 2013.

On December 20, 2013 the Company entered into a term loan with a bank institution to partially finance the acquisition of four LPG carriers under construction, in an amount equal to (i) the lesser of $67,200,000 or 70% of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of $62,400,000 or 65% of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan will be drawn down in four tranches upon the delivery of each vessel.

Obligations with a maturity of less than one year amounting to $31,611,307 have been presented as long-term, as the Company subsequent to December 31, 2013, refinanced these obligations on a long-term basis through the facilities available under the financing agreements that the Company entered on January 31, 2014 and on March 5, 2014 as discussed in Note 18.

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 125% to 130%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $2,300,000 in the earnings account with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of December 31, 2013 are based on Libor plus a margin which varies from 0.70% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended December 31, 2011: 2.23%

Year ended December 31, 2012: 2.39%

Year ended December 31, 2013: 2.23%

Bank loan interest expense for the above loans for the years ended December 31, 2011, 2012 and 2013 amounted to $7,864,282, $9,035,248 and $7,997,247, respectively. Of these amounts, for the years ended December 31, 2011, 2012 and 2013, the amounts of $557,565, $281,484 and $819,296, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the accompanying consolidated statements of income.

At December 31, 2013, the Company was in compliance with all of its debt covenants.

 The aggregate available unused amounts under these facilities at December 31, 2013 were $62,400,000 and the Company is required to pay a quarterly commitment fee of 0.80% per annum of the unutilized portion of the line of credit.

The annual principal payments to be made, for the fourteen loans, after December 31, 2013 are as follows:

December 31,	Amount
2014	41,263,165
2015	42,154,213
2016	86,216,093
2017	37,015,837
2018	46,226,587
Thereafter	99,992,727
Total	352,868,622

Commitment Letters: On October 31, 2013 the Company signed a commitment letter with a bank to partially finance the acquisition of two LPG carriers on their delivery. The aggregate committed term loan is up to $21,700,000 and will be drawn down in two tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in thirty two consecutive quarterly installments plus a balloon payment payable together with the last installment.

On December 23, 2013 the Company signed a commitment letter with a bank to partially finance the acquisition of two LPG carriers on their delivery. The aggregate committed term loan is up to $22,400,000 and will be drawn down in two tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty eight consecutive quarterly installments plus a balloon payment payable together with the last installment.